Employee Benefits - Summary of Weighted Average Exercise Price For Both Share-based Payment Plans (Detail)	12 Months Ended
	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 shares
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	8,775,326	9,721,609	13,081,328	8,838,015
Management Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	1,932,862	3,003,867	6,238,316	7,253,823
Exercise price | € / shares	€ 0.0021	€ 0.0021	€ 0.0021
Average Fair Value | €	€ 3,070.00	€ 2,910	€ 3,100
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
Employee Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	675,691	910,382	1,285,619	1,584,192
Exercise price | € / shares	€ 0.5
Average Fair Value | €	€ 910	€ 880	€ 850
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
Founders Stock Option Plan [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	1,013,609	1,013,609	1,033,609	0
Exercise price | € / shares	€ 1.93	€ 1.93	€ 1.93
Average Fair Value | €	€ 7,930	€ 7,930	€ 7,930
Description Of Weighted Average Remaining Contractual Life Of Share Options	All options are vested
RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	2,333,924	2,984,802	2,027,765	0
Average Fair Value | €	€ 330	€ 1,550	€ 9,320
RSU Coil & Ares [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	222,800	350,615	496,019
Average Fair Value | €	€ 9,430	€ 9,430	€ 9,430
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2025 years
RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Options	2,596,440	1,458,334	2,000,000	0
Average Fair Value | €	€ 1,440	€ 2,810	€ 2,810
Bottom of range [member] | RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2025 years
Bottom of range [member] | RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2025 years
Top of range [member] | RSU Employees [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2027 years
Top of range [member] | RSU Management [Member]
Disclosure of Number and Exercise Prices of Outstanding Share Options [Line Items]
Weighted Average Remaining Contractual Life Of Outstanding Share Options	2029 years